Equity - Preferred Stock (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Par value (in dollars per share)	$ 0.001	$ 0.001
Shares authorized (in shares)	20,000,000	20,000,000
Series A shares issued and outstanding
Class of Stock [Line Items]
Shares issued (in shares)	6,375	6,375
Shares outstanding (in shares)	6,375	6,375
Series A-2 shares issued and outstanding
Class of Stock [Line Items]
Shares issued (in shares)	4,000	14,000
Shares outstanding (in shares)	4,000	14,000